T-REX 2X LONG BITCOIN DAILY ETF
Schedule of Investments	September 30, 2024 (unaudited)

	Shares	Value
MONEY MARKET FUNDS - 9.91%
First American Treasury Obligations Fund 4.787% (a)	1,383,194	$1,383,194

TOTAL INVESTMENTS - 9.91%		1,383,194
Other Assets In Excess of Liabilities - 90.09% (b)		12,567,869
TOTAL NET ASSETS - 100.00%		$13,951,063

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

Counterparty	Reference/ Entity Obligation	Pay/Receive/ Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives LLC	iShares Bitcoin Trust	Receive	7.83% (3.00% Spread plus OBFR01(c) )	Quarterly	7/30/2026	772,965	$26,268,183	$1,386,873
TOTAL EQUITY SWAP CONTRACTS						772,965	$26,268,183	$1,386,873

(a) Effective 7 day yield as of September 30,2024
(b) Includes cash which is being held as collateral for total return swap contracts.
(c) OBFR01 - Overnight Bank Funding Rate, 4.83% as of September 30, 2024.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024.

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Money Market Funds	$1,383,194	$-	$-	$1,383,194
Total Return Swap Contracts	$-	$1,386,873	$-	$1,386,873

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,383,194, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	-